Common Share capital (Tables)	6 Months Ended
Jun. 30, 2019
Common Share capital
Schedule of authorized share capital

	June 30,		December 31,
As at	2019		2018
First Preferred Shares	1	billion	1	billion
Second Preferred Shares	1	billion	1	billion
Common Shares	2	billion	2	billion